Offerings	Feb. 18, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	Debt Securities(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Common stock, Par value $0.001(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Equity
Security Class Title	Preferred stock, Par value $0.001(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Warrants(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Depository Shares(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Purchase Contracts(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Other
Security Class Title	Units(1)	[2]
Offering Note
(1)	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.

(2)	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exercise or exchange of any offered securities is being registered.

[1]	The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
[2]	The securities registered hereunder may be sold separately, together or as units that include any of the other securities registered hereby.